Maximum potential amount of future payments (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Disclosures
Guarantees and other sureties		R$ 49,391,839	R$ 45,930,486	R$ 41,870,332
Financial guarantees		33,192,559	32,477,336	29,397,344
Performance guarantees		1,167,603	989,979	1,009,367
Financial letters of credit		14,990,887	12,407,888	11,387,788
Other		40,790	55,283	75,833
Other contingent exposures		4,028,516	2,351,530	2,442,235
Documentary Credits		4,028,516	2,351,530	2,442,235
Total Contingent Liabilities		53,420,355	48,282,016	44,312,567
Commitments
Loan commitments drawable by third parties	[1]	145,958,258	131,706,433	125,876,671
Total Commitments		145,958,258	131,706,433	125,876,671
Total		R$ 199,378,613	R$ 179,988,449	R$ 170,189,238

[1]	Includes the approved limits and unused overdraft, credit card and others.